Principal accounting policies	12 Months Ended
Dec. 31, 2024
Principal accounting policies
Principal accounting policies
2.	Principal accounting policies
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiaries is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. Beijing Huanju Shidai, BaiGuoYuan Technology, Guangzhou Wangxing and ultimately the Company hold all the variable interests of the VIEs and have been determined to be the primary beneficiaries of the VIEs.

The Company deconsolidates its subsidiaries or business in accordance with ASC 810 as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

2.	Principal accounting policies (continued)
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, mezzanine equity and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that the assessment of the revenue recognition for contracts with multiple performance obligations, income taxes, expected credit loss of receivables, purchase price allocation in a business combination, estimated useful lives of long-lived assets, impairment assessment of goodwill, long-lived assets and intangible assets, and subsequent adjustments due to significant observable price change for the equity investments without readily determinable fair values and not accounted for by the equity method, fair value determination for available-for-sale debt investments, represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)	Foreign currency translation

The Group uses US$ as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, Hong Kong, Singapore, United States, India, Egypt and other regions is US$ or their respective local currency, while the functional currency of the other subsidiaries incorporated in Mainland China is Renminbi (“RMB”). In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use RMB or their respective local currency as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Non - monetary assets and liabilities denominated in foreign currencies are measured using historical exchange rates. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive income.

(e)	Cash and cash equivalents and restricted cash

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents.

Cash, cash equivalents and restricted cash presented on the consolidated statements of cash flows included cash, cash equivalents, restricted cash and restricted cash within restricted short-term deposits in the consolidated balance sheets.

2.	Principal accounting policies (continued)
(f)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

(g)	Long-term deposits

Long-term deposits represent time deposits placed with banks with original maturities more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

(h)	Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

(i)	Accounts receivable

The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In calculating the expected credit loss rates, the Company considers historical loss rates for each category of receivables and adjusts for forward looking macroeconomic data, including global GDP and external rates of non - performing loans.

(j)	Financing receivables

Financing receivables represent receivables derived from finance business, including micro-credit personal loans and corporate loans. The Group has ceased to extend credit in finance business since 2019. Financing receivables are recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost is equal to the unpaid principal amount, accrued interest receivables and net deferred origination costs. The origination costs are the direct costs attributable to originating the financing charged by third-party companies. The cash flows related to the principal of finance business are included in the investing activities category in the consolidated statement of cash flows.

The Group assesses the allowance for credit losses on financing receivables at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Group adopted ASU 2016-13 from January 1, 2020 and maintains an allowance for credit losses in accordance with Topic 326 and records the allowance for credit losses as an offset to financing receivable. The Company assesses collectability by reviewing financing receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues.

2.	Principal accounting policies (continued)
(k)	Investments

Equity Investments Accounted for Using the Equity Method

The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment (which would require an adjustment to estimated fair value) by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. Gains or losses arising from changes in fair value of these investments are recorded in earnings.

Equity Investments without Readily Determinable Fair Values

Equity investments without readily determinable fair values and not accounted for under the equity method are recorded at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.

Available-for-sale debt investments

Available-for-sale debt investment of the Group are redeemable preference shares issued by private companies that is redeemable at the Group’s option, which is measured at fair value. Interest income is recognized in earnings. All other changes in the carrying amount of this debt investment are recognized in other comprehensive income (loss).

(l)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

		Residual
	Estimated useful lives	rate
Buildings	32-40 years	0%
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Renovation of buildings	10 years	0%
Motor vehicles	3-10 years	0%-5%
Furniture, fixture and office equipment	3-5 years	0%-5%

2.	Principal accounting policies (continued)
(l)	Property and equipment (continued)

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

(m)	Business combinations

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the business acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

(n)	Intangible assets

Intangible assets mainly consist of trademark, customer relationships, non-compete agreement, operating rights, software, domain names, technology, licenses and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Trademark	6 - 10 years
Customer relationships	3 - 5 years
Licenses	15 years
Non-compete agreement	1 year
Operating rights	Shorter of the economic life or contract terms
Software	1 - 10 years
Domain names	10 - 15 years
Technology	5 - 6 years
Others	Shorter of the economic life or contract terms

(o)	Land use rights

Land use rights are carried at cost less accumulated amortization. Amortization of the land use rights is made on straight-line basis over 40 years from the date when the Group first obtained the land use rights certificate from the local authorities. In 2021, we entered into a long-term borrowing agreement with the Agricultural Bank of China as borrower and the loan was pledged by our entitlement to the rental income from such building and our land use right to the parcel of land located in Guangzhou. In 2022, we drew down an aggregate principal amount of US$12.4 million under such loan facility. In April 2023, the loan has been fully repaid.

2.	Principal accounting policies (continued)
(p)	Impairment of long-lived assets

For long-lived assets other than investments and goodwill whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets group and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the asset group level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The impairment charges of long-lived assets recorded in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024 were amounting to US$1,356, nil, and nil respectively.

(q)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business.

(r)	Annual test for impairment of goodwill

The Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Group determined that it has three reporting units.

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Group adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value (determined using a discounted cash flow analysis or a market approach, when appropriate) of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. Conversely, an impairment is identified and recorded for a reporting unit if the carrying amount exceeds its fair value.

2.	Principal accounting policies (continued)
(r)	Annual test for impairment of goodwill (continued)

In the annual goodwill impairment quantitative assessment using the income approach, judgments are made as to the assumptions regarding expected future cash flows and the impact of market conditions on those assumptions. Future events and changing market conditions may impact the assumptions as to revenue, profit margin, growth rate or other factors that may result in changes in the estimates of future cash flows. For the annual goodwill impairment quantitative assessment using the market approach, judgments are made as to the assumptions, including those related to the determination of comparable entities and related market multiples to be applied in estimating the fair value of a reporting unit. The Company concluded that the carrying amount of a certain reporting unit exceeded its respective fair value and recorded an impairment loss of US$14,830, nil and US$454,935 during the years ended December 31, 2022, 2023 and 2024, respectively. Although the Company believes the assumptions that it has used in testing for impairment are reasonable, significant changes in any one of the assumptions could produce a significant adverse impact.

(s)	Convertible bonds

On January 1, 2021, the Company early adopted ASU 2020-06, “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” using modified-retrospective transition approach. Pursuant to ASU 2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost as long as no other features require bifurcation and recognition as derivatives.

(t)	Mezzanine equity and non-controlling interests

Mezzanine equity

For the Company’s majority-owned subsidiaries and consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity.

In accordance with ASC Subtopic 480-10, the Group calculated, on a cumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interests to their estimated redemption value over the period from the date of acquisition to the earliest redemption date of the non-controlling interests and (ii) the amount of net profit attributable to non-controlling shareholders of certain subsidiaries based on their ownership percentage. The carrying value of the non-controlling interests as mezzanine equity was adjusted by a cumulative amount equal to the higher of (i) and (ii).

Each type of increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital.

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

2.	Principal accounting policies (continued)
(u)	Revenue

Revenue recognition and significant judgments

Revenues from live streaming are mainly generated from Bigo Live, Likee, imo and Hago platforms. Other revenues are mainly generated from online games, advertising and e-commerce business. Disaggregated revenues are disclosed in Note 33 “Segment Reporting”.

Revenues are recognized when control of the promised virtual items or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those virtual items or services.

The Group has a recharge system for users to purchase the Group’s virtual currency. Users can recharge via various online payment platforms provided by third parties. Virtual currency is non-refundable and without expiry. As the virtual currency is often consumed soon after it is purchased based on history of turnover, the Group considers the impact of the breakage amount for virtual currency coupons is insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.

(i)Live streaming

Live streaming mainly consists of Bigo Live, Likee, imo and Hago platforms. It generates revenue from sales of virtual items in the platforms. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with performers and talent agencies in accordance with their revenue sharing arrangements. Those performers who do not have revenue sharing arrangements with the Group are not entitled to any revenue sharing fee.

The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to performers and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having discretion in establishing pricing.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to performers to show support for their favorite performers, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized ratably over the fixed period on a straight-line basis. The Group does not have further obligations to the user after the virtual items are consumed immediately or after the stated period of time for time-based items.

2.	Principal accounting policies (continued)
(u)	Revenue (continued)

Revenue recognition and significant judgments (continued)

(i)Live streaming (continued)

The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as the noble member program. Judgments are required as follow: 1) determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together, 2) determining the standalone selling price for each distinct performance obligation, and 3) allocating of the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. Certain virtual items are provided to customers over time and have the same pattern of transfer to customers. The Group exercises judgment in determining the number of distinct performance obligations by accounting for items that have the same pattern of transfer to customers as a single performance obligation. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, the Group estimates the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation.

As the Group’s live streaming virtual items are generally sold without right of return and the Group does not provide any other credit and incentive to its users, therefore accounting of variable consideration when estimating the amount of revenue to recognize is not applicable to the Group’s live streaming business.

(ii)	Others

Other revenues mainly generated from advertising, e-commerce business and online games.

(1)Advertising revenues

The Group primarily generates advertising revenues from sales of various forms of advertising and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisements on the Group’s platforms are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is probable, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The Group enters into advertising contracts directly with advertisers or third-party advertising agencies that represent advertisers. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 1 to 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.

Certain customers may receive sales incentives in the forms of discounts and rebates to advertisers or advertising agencies based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. The Group believes that there will not be significant changes to the estimates of variable consideration.

2.	Principal accounting policies (continued)
(u)	Revenue (continued)

Revenue recognition and significant judgments (continued)

(ii)Others (continued)

(2)E-commerce business revenues

The Company operates a global smart commerce platform that enables merchants to easily build their brands online and sell their products to users around the world. The Group recognizes revenue when the identified performance obligation is satisfied by rendering the promised service to the customer and when specific criteria have been met. Services are rendered when or as the customers benefit from the services rendered.

The Group also used to operates an e-commerce platform and displays goods for end customers to select and order. The Group is responsible to arrange delivery of the goods to the end customers after customers place an order in the platforms. The Group recognizes e-commerce business revenue equal to the sales price (net of sales discount) to the end customers when control of the inventory is transferred. Revenues derived from e-commerce business are recorded on a gross basis, because (i) the Group is primarily responsible for fulfilling the promise to provide the specified good, (ii) the Group is subject to inventory risks before the specified goods have been transferred to a customer or after transfer of control to the customers, and (iii) the Group has discretion in establishing the price of the specified goods.

(3)Online games revenues

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to game players. Users play games through the Group’s platform free of charge and are charged for purchases of virtual items, including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games.

Pursuant to contracts signed between the Group and the respective game developers, game developers own the games’ copyrights and other intellectual property, and take primary responsibilities of game development and game operation, including designing, developing and updating of the games related to game content, pricing of virtual items, providing ongoing updates of new contents and bug fixing. The Group’s responsibilities under the agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the Group’s platforms. Therefore, revenues derived from third party developed games are recorded on a net basis, net of the amount paid to game developers.

The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship period with the Group on a game-by-game basis, which is approximately one to six months for the periods presented. The estimated user relationship period is based on data collected from those users who have acquired game tokens. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

2.	Principal accounting policies (continued)
(u)	Revenue (continued)

Contract balances

The Group collects accounts receivable from various online payment platforms, distribution platforms and advertising customers. The allowance of expected credit loss of receivables reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The activity in the allowance for doubtful accounts for the periods presented is disclosed and detailed in Note 9.

Contract liabilities primarily consists of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

As of December 31, 2023 and 2024, deferred revenue related to live streaming business were US$62,333 and US$56,414, respectively. During the years ended December 31, 2023 and 2024, the Group recognized revenue related to its live streaming business of US$63,303 and US$56,817, respectively, which was included in the corresponding contract liability balance at the beginning of the periods.

As of December 31, 2023 and 2024, deferred revenue related to other revenue were US$24,272 and US$23,034, respectively. During the years ended December 31, 2023 and 2024, the Group recognized revenue related to other businesses of US$22,711 and US$16,856, respectively, that was included in the corresponding contract liability balance at the beginning of the periods.

As of December 31, 2024, the aggregate amount of the transaction price allocated to the remaining performance obligation is US$79,448, the Group expects to recognize US$66,813 performance obligation as revenue in 2025, the remaining performance obligation is expected to be recognized as revenue in 2026 and after years. However, the amount and timing of revenue recognition is largely driven by customer usage, which can extend beyond the original contractual term.

(v)	Advances from customers and deferred revenue

Advances from customers and deferred revenue primarily consists of the unamortized game tokens, prepaid subscriptions under the membership program, services fee received from customers that relate to services to be provided in the future and unamortized revenue from virtual items in various channels in the Group’s platforms, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

(w)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues primarily consists of (i) revenue sharing fees and content costs, including payments to various channel owners and performers, and content providers, (ii) bandwidth costs, (iii) payment handling costs, (iv) salary and welfare, (v) technical service fee, (vi) depreciation and amortization expense for servers, other equipment and intangibles directly related to operating the platform, (vii) share-based compensation and (viii) other costs. The Group reported other taxes and surcharges in cost of revenues.

2.	Principal accounting policies (continued)
(x)	Research and development expenses

Research and development expenses primarily consist of (i) salary and welfare for research and development personnel, (ii) share-based compensation for research and development personnel, (iii) depreciation of office premise and servers utilized by research and development personnel, and (iv) rental expenses. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Group recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Group has not capitalized any costs related to internal use software during the years ended December 31, 2022, 2023 and 2024, respectively.

(y)	Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) advertising and market promotion expenses, (ii) amortization of certain intangible assets from business acquisitions, and (iii) salary and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to approximately US$321,424, US$270,439 and US$240,315 during the years ended December 31, 2022, 2023 and 2024, respectively.

(z)	General and administrative expenses

General and administrative expenses primarily consist of (i) share-based compensation for management and administrative personnel, (ii) salary and welfare for general and administrative personnel, (iii) impairment charges (if any), and (iv) professional service fees.

(aa) Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of comprehensive income amounted to US$65,098, US$69,717 and US$67,750 for the years ended December 31, 2022, 2023 and 2024, respectively.

(bb) Share-based compensation

The Group grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units of the Company, share options, restricted share units and ordinary shares of the Company’s subsidiaries to eligible employees, officers, directors, and non-employee consultants.

2.	Principal accounting policies (continued)

(bb) Share-based compensation (continued)

Awards granted are initially accounted for as equity-classified awards. The related share-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation cost will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless on certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.

The Group accounts for the effects of modifications, if any, to its equity award in accordance to Topic 718: Compensation—Stock Compensation.

The details of the Group’s share-based awards are disclosed in Note 26. Fair value determination of these share-based awards is summarized as below:

(1)Restricted share units

In determining the fair value of restricted share units granted, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of JOYY in the Nasdaq Global Select Market.

(2)Share options

In determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the stock price of JOYY in the Nasdaq Global Select Market, as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.

(3)Restricted shares

Upon the acquisition of Bigo, Class A common shares are issued for the replacement awards to Bigo’s employees to replace their original share-based awards, namely restricted shares. In determining the fair value of restricted share granted to Bigo’s employees, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted shares is based on stock price of JOYY in the Nasdaq Global Select Market.

(cc)	Other income

Other income primarily consists of government grants which represent cash subsidies received by the Group entities. For grants with no conditions attached, such amounts are recognized in the consolidated income statements upon receipt. For grants with attached conditions, such amounts are recorded as deferred revenue when received upfront and recognized as operating income after all of the conditions specified in the grants have been met.

2.	Principal accounting policies (continued)

(dd) Leases

The Group leases facilities under non-cancellable operating leases expiring on different dates. On January 1, 2019, the Company adopted ASU No. 2016-02 (Topic 842) “Leases” using the optional transition method. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. A contract is or contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. The Company determines whether a contract conveys the right to control the use of an identified asset for a period of time by assessing whether the Company has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

The Company accounts for short-term leases with terms less than 12 months in accordance with ASC 842-20-25-2 to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Operating leases are included in operating lease right-of-use assets, current lease liabilities and non-current lease liabilities on the consolidated balance sheets.

(i)Right-of-use assets

Right-of-use assets, which mainly comprise of office lease, are initially measured at the present value of the lease payments. Amortization of the right-of-use assets is made over the lease term on a generally straight-line basis.

(ii) Lease liabilities

Lease liabilities are lessees’ obligations to make the lease payments arising from a lease, measured on a discounted basis.

As a lessee, the weighted average remaining lease terms of the right-of-use assets was 2.06 years and the discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. In that case, the lessee is required to use its incremental borrowing rate. A weighted average incremental borrowing rate of 5.28% was adopted at commencement date in determining the present value of lease payments.

For the year ended December 31, 2023, operating lease cost and short-term lease cost were US$14,681 and US$8,660, respectively. There were no other lease cost other than operating lease cost and short-term lease cost for the year ended December 31, 2023. For the year ended December 31, 2023, cash paid for operating leases included in operating cash flows was US$14,513. For the year ended December 31, 2023, lease liabilities arising from obtaining right-of-use assets was US$11,063.

For the year ended December 31, 2024, operating lease cost and short-term lease cost were US$13,428 and US$9,289, respectively. There were no other lease cost other than operating lease cost and short-term lease cost for the year ended December 31, 2024. For the year ended December 31, 2024, cash paid for operating leases included in operating cash flows was US$14,315. For the year ended December 31, 2024, lease liabilities arising from obtaining right-of-use assets was US$2,534.

2.	Principal accounting policies (continued)
(dd)	Leases (continued)

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

Office rental
US$

2025	11,714
2026	7,851
2027	2,509
2028 and after	28
Total undiscounted cash flows	22,102
Less: imputed interest	(1,379)
Present value of lease liabilities	20,723

(ee)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. When uncertain tax positions identified, significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

2.	Principal accounting policies (continued)
(ff)	Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the years ended December 31, 2022, 2023 and 2024, appropriations to general reserve fund and statutory surplus fund amounted to US$5,732, US$5,179, and US$2,814, respectively.

(gg)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(hh)	Dividends

Dividends are recognized when declared.

(ii)	Income per share

Basic income per share is computed on the basis of the weighted-average number of common shares outstanding during the period under measurement. Diluted income per share is based on the weighted-average number of common shares outstanding and potential common shares. Potential common shares result from the assumed exercise of outstanding share options, restricted shares and restricted share units or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

(jj)	Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income.

2.	Principal accounting policies (continued)
(kk)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer and director, who reviews segment results when making decisions about allocating resources and assessing performance of the Group. The Company operates two operating and reportable segments consisting of: (1) BIGO; and (2) All other.

(ll)	Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes” to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2023. Early adoption is permitted. The standard is effective for the fiscal year beginning January 1, 2022. The Group adopted the ASU on January 1, 2022, which did not have a material impact on the Group’s financial results or financial position.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in Topic 848. The standard is effective for all entities as of March 12, 2020 through December 31, 2022. The standard provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The Group adopted the ASU on January 1, 2023, which did not have a material impact on the Group’s financial results or financial position.

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Group adopted the ASU on January 1, 2022, which did not have a material impact on the Group’s financial results or financial position.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company adopted this guidance as of January 1,2024, and the adoption did not have a material impact on its consolidated financial statements.

2.	Principal accounting policies (continued)
(ll)	Recently issued accounting pronouncements (continued)

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03,Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”), which improves financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Company is currently evaluating the provisions of this ASU.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”). This new guidance clarifies the assessment of whether a transaction should be accounted for as an induced conversion or extinguishment of convertible debt when changes are made to conversion features as part of an offer to settle the instrument. The guidance is effective for fiscal years beginning after December 15, 2025, with early adoption permitted, and it can be adopted either on a prospective or retrospective basis. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2024-04.